SCHEDULE OF REVENUE AND ASSETS BY GEOGRAPHICAL AREAS (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue				$ 10,629		$ 19,078	$ 8,137
Cost of revenue
Depreciation and amortization
Net profit/(loss) before taxation	(1,785)	(24,285)	8,032	10,538	(25,640)	18,555	(60,484)	(18,369)
Total assets	838,741	849,147	466,852	304,332	838,741	466,852	618,249	29,491
NEVADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Cost of revenue
Depreciation and amortization
Net profit/(loss) before taxation	(2,661)				(2,661)		(87,800)	(18,031)
Total assets			10			10	0	10
Labuan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Cost of revenue
Depreciation and amortization
Net profit/(loss) before taxation	524	(1,433)	(432)	(42)	(910)	(474)	20,070	(87)
Total assets	184,652	562,368	34,136	11,421	184,652	34,136	563,141	2,245
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue				10,629		19,078	8,137	511
Cost of revenue
Depreciation and amortization
Net profit/(loss) before taxation	352	(22,852)	8,464	10,580	(22,069)	19,029	7,246	(240)
Total assets	$ 654,089	$ 286,779	$ 432,706	$ 292,901	$ 654,089	$ 432,706	$ 55,108	$ 27,236